SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member] - USD ($)	Apr. 13, 2025	Mar. 25, 2025	Jan. 06, 2025
Promissory Note [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount		$ 935,000	$ 200,000
Extension Note Two [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount		$ 935,000
Promissory Note Three [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount	$ 350,000		$ 200,000